Capital Group Core Plus Income ETF
Investment portfolio
March 31, 2023
unaudited
Bonds, notes & other debt instruments 98.88% Mortgage-backed obligations 34.78% Federal agency mortgage-backed obligations 27.46%	Principal amount (000)	Value (000)
Fannie Mae Pool #MA4548 2.50% 2/1/2052[1]	USD3	$2
Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]	4,260	3,883
Fannie Mae Pool #FS0893 3.00% 2/1/2052[1]	852	766
Fannie Mae Pool #FS1030 3.00% 3/1/2052[1]	938	844
Fannie Mae Pool #BV3117 3.00% 3/1/2052[1]	781	703
Fannie Mae Pool #BV2954 3.00% 3/1/2052[1]	747	672
Fannie Mae Pool #BU8890 2.50% 4/1/2052[1]	—[2]	—[2]
Fannie Mae Pool #FS1405 3.00% 4/1/2052[1]	812	730
Fannie Mae Pool #BU8933 3.00% 4/1/2052[1]	769	692
Fannie Mae Pool #CB3361 3.00% 4/1/2052[1]	757	680
Fannie Mae Pool #BU8825 2.50% 5/1/2052[1]	—[2]	—[2]
Fannie Mae Pool #CB3586 3.00% 5/1/2052[1]	2,780	2,499
Fannie Mae Pool #BV7794 2.50% 6/1/2052[1]	1	1
Fannie Mae Pool #BW1128 3.00% 6/1/2052[1]	5	5
Fannie Mae Pool #CB3890 3.00% 6/1/2052[1]	1	1
Fannie Mae Pool #CB4274 2.50% 7/1/2052[1]	2	2
Fannie Mae Pool #BW4142 2.50% 7/1/2052[1]	—[2]	—[2]
Fannie Mae Pool #BW7610 3.50% 8/1/2052[1]	66	61
Fannie Mae Pool #BV7903 3.50% 8/1/2052[1]	3	3
Fannie Mae Pool #BW7413 3.50% 8/1/2052[1]	2	2
Fannie Mae Pool #MA4732 4.00% 9/1/2052[1]	11	10
Fannie Mae Pool #BW9184 4.00% 9/1/2052[1]	6	6
Fannie Mae Pool #BW1201 5.00% 9/1/2052[1]	3	3
Fannie Mae Pool #BW1226 4.50% 10/1/2052[1]	7	7
Fannie Mae Pool #MA4784 4.50% 10/1/2052[1]	7	7
Fannie Mae Pool #MA4785 5.00% 10/1/2052[1]	16	16
Fannie Mae Pool #CB5380 5.00% 10/1/2052[1]	2	2
Fannie Mae Pool #BW1373 4.00% 11/1/2052[1]	1	1
Fannie Mae Pool #MA4805 4.50% 11/1/2052[1]	13	13
Fannie Mae Pool #BX1342 4.50% 11/1/2052[1]	3	3
Fannie Mae Pool #BX1274 5.50% 11/1/2052[1]	—[2]	—[2]
Fannie Mae Pool #MA4839 4.00% 12/1/2052[1]	9	8
Fannie Mae Pool #MA4841 5.00% 12/1/2052[1]	—[2]	—[2]
Fannie Mae Pool #BW5068 4.00% 1/1/2053[1]	2	2
Fannie Mae Pool #MA4917 4.50% 2/1/2053[1]	16	16
Fannie Mae Pool #MA4958 4.50% 3/1/2053[1]	3	3
Freddie Mac Pool #QC3826 3.00% 7/1/2051[1]	995	895
Freddie Mac Pool #RA6411 2.50% 11/1/2051[1]	13	11
Freddie Mac Pool #QD5662 3.00% 1/1/2052[1]	994	894
Freddie Mac Pool #QD7819 3.00% 2/1/2052[1]	865	778
Freddie Mac Pool #QD7918 3.00% 3/1/2052[1]	876	787
Freddie Mac Pool #QD8673 3.00% 3/1/2052[1]	835	751
Freddie Mac Pool #SD8206 3.00% 4/1/2052[1]	931	837
Freddie Mac Pool #SD1156 3.00% 4/1/2052[1]	912	819
Freddie Mac Pool #RA7130 3.00% 4/1/2052[1]	860	773
Capital Group Core Plus Income ETF — Page 1 of 18

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QE2315 3.00% 4/1/2052[1]	USD1	$1
Freddie Mac Pool #QE2503 3.00% 5/1/2052[1]	2	2
Freddie Mac Pool #QE5301 3.50% 5/1/2052[1]	716	666
Freddie Mac Pool #QE8663 3.50% 5/1/2052[1]	563	524
Freddie Mac Pool #SD8214 3.50% 5/1/2052[1]	101	94
Freddie Mac Pool #SD1121 3.50% 6/1/2052[1]	121	113
Freddie Mac Pool #SD8221 3.50% 6/1/2052[1]	8	8
Freddie Mac Pool #QE5066 3.50% 6/1/2052[1]	3	3
Freddie Mac Pool #QE4383 4.00% 6/1/2052[1]	797	763
Freddie Mac Pool #QE7503 3.50% 8/1/2052[1]	1	1
Freddie Mac Pool #QE8253 4.50% 8/1/2052[1]	1	1
Freddie Mac Pool #SD8255 3.50% 10/1/2052[1]	1	1
Freddie Mac Pool #QF1925 4.00% 10/1/2052[1]	647	616
Freddie Mac Pool #SD8256 4.00% 10/1/2052[1]	10	9
Freddie Mac Pool #QF1489 4.00% 10/1/2052[1]	3	3
Freddie Mac Pool #SD8257 4.50% 10/1/2052[1]	37	36
Freddie Mac Pool #SD8266 4.50% 11/1/2052[1]	69	67
Freddie Mac Pool #RA8200 4.00% 12/1/2052[1]	2	2
Freddie Mac Pool #SD8275 4.50% 12/1/2052[1]	5	5
Freddie Mac Pool #QF4182 5.00% 12/1/2052[1]	2	2
Freddie Mac Pool #SD8286 4.00% 1/1/2053[1]	37	36
Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]	3	3
Freddie Mac Pool #SD8298 4.50% 2/1/2053[1]	11	11
Freddie Mac Pool #SD8305 4.00% 3/1/2053[1]	11	10
Government National Mortgage Assn. 3.50% 4/1/2053[1,3]	5,435	5,096
Uniform Mortgage-Backed Security 4.00% 4/1/2053[1,3]	15,181	14,521
Uniform Mortgage-Backed Security 4.50% 4/1/2053[1,3]	3,782	3,706
Uniform Mortgage-Backed Security 2.50% 5/1/2053[1,3]	27,400	23,644
Uniform Mortgage-Backed Security 3.00% 5/1/2053[1,3]	8,914	8,007
Uniform Mortgage-Backed Security 3.50% 5/1/2053[1,3]	17,395	16,175
Uniform Mortgage-Backed Security 4.00% 5/1/2053[1,3]	10,900	10,431
Uniform Mortgage-Backed Security 4.50% 5/1/2053[1,3]	37,602	36,854
Uniform Mortgage-Backed Security 5.00% 5/1/2053[1,3]	20,062	20,008
Uniform Mortgage-Backed Security 5.50% 5/1/2053[1,3]	12,190	12,310
		171,917
Commercial mortgage-backed securities 6.32%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class B, 5.289% 11/15/2055[1]	1,690	1,543
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class B, 6.148% 2/15/2056[1]	1,873	1,850
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class C, 6.489% 2/15/2056[1]	512	463
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class AS, 6.412% 3/15/2056[1]	3,787	3,852
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.411% 3/15/2056[1]	2,641	2,529
Bank Commercial Mortgage Trust, Series 2019-BN19, Class B, 3.647% 8/15/2061[1]	1,000	814
Bank Commercial Mortgage Trust, Series 2019-BN24, Class B, 3.455% 11/15/2062[1]	1,033	852
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class B, 3.394% 3/15/2064[1,4]	273	215
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class AS, 3.394% 3/15/2064[1,4]	250	206
Barclays Commercial Mortgage Securities, LLC, Series 2022-C18, Class C, 6.148% 12/15/2055[1]	1,355	1,231
Benchmark Mortgage Trust, Series 2020-B21, Class AS, 2.2543% 12/17/2053[1]	250	196
Benchmark Mortgage Trust, Series 2022-B35, Class C, 4.456% 5/15/2055[1,4]	2,005	1,526
BMO Mortgage Trust, Series 2023-C4, Class B, 5.396% 2/15/2056[1]	711	686
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 6.597% 5/15/2039[1,4,5]	623	606
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class B, (1-month USD CME Term SOFR + 2.319%) 7.146% 5/15/2039[1,4,5]	317	308
Capital Group Core Plus Income ETF — Page 2 of 18

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.942% 6/15/2027[1,4,5]	USD716	$707
BX Trust, Series 2021-SDMF, Class D, (1-month USD-LIBOR + 1.387%) 6.071% 9/15/2034[1,4,5]	500	470
BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 5.981% 10/15/2036[1,5]	2,976	2,804
BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 7.666% 4/15/2037[1,4,5]	147	138
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.278% 8/15/2039[1,4,5]	760	757
BX Trust, Series 2022-GPA, Class B, (1-month USD CME Term SOFR + 2.664%) 7.491% 10/15/2039[1,4,5]	982	967
BX Trust, Series 2022-GPA, Class C, (1-month USD CME Term SOFR + 3.213%) 8.04% 10/15/2039[1,4,5]	622	612
BX Trust, Series 2022-GPA, Class D, (1-month USD CME Term SOFR + 4.061%) 8.888% 10/15/2039[1,4,5]	169	166
BX Trust, Series 2020-VIV2, Class C, 3.542% 3/9/2044[1,5]	2,000	1,630
BX Trust, Series 2020-VIV3, Class B, 3.544% 3/9/2044[1,5]	989	868
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class B, (1-month USD CME Term SOFR + 2.092%) 6.919% 3/15/2035[1,5]	2,985	2,904
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 8.015% 3/15/2035[1,4,5]	249	242
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class B, 3.15% 2/15/2053[1]	840	647
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class C, 4.425% 2/10/2048[1,4]	448	413
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 6.934% 7/15/2038[1,4,5]	488	466
FIVE Mortgage Trust, Series 2023-V1, Class C, 6.405% 2/10/2056[1]	973	945
FIVE Mortgage Trust, Series 2023-V1, Class B, 6.405% 2/10/2056[1]	1,982	2,025
Great Wolf Trust, Series 2019-WOLF, Class A, (1-month USD-LIBOR + 1.034%) 5.719% 12/15/2036[1,5]	730	715
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class B, (1-month USD CME Term SOFR + 2.744%) 7.571% 10/15/2039[1,4,5]	409	402
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class C, (1-month USD CME Term SOFR + 3.493%) 8.32% 10/15/2039[1,4,5]	545	536
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class B, 4.16% 2/15/2048[1]	2,000	1,894
Morgan Stanley Capital I Trust, Series 2019-L3, Class B, 3.659% 11/15/2052[1,4]	750	614
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.551% 9/15/2058[1,4]	130	119
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.616% 11/15/2027[1,5]	1,646	1,634
		39,552
Collateralized mortgage-backed obligations (privately originated) 1.00%
Cascade Funding Mortgage Trust, Series 2020-HB4, Class M3, 2.720% 12/26/2030[1,4,5]	500	466
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M1, (30-day Average USD-SOFR + 2.10%) 6.660% 3/25/2042[1,4,5]	274	273
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M2, (30-day Average USD-SOFR + 1.50%) 6.060% 10/25/2041[1,4,5]	793	756
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 6.560% 4/25/2042[1,4,5]	510	510
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B1, (1-month USD-LIBOR + 5.10%) 9.945% 6/27/2050[1,4,5]	1,063	1,128
Legacy Mortgage Asset Trust, Series 2020-GS3, Class A1, 3.25% 5/25/2060 (6.25% on 4/25/2023)[1,5,6]	617	617
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,5,6]	1,768	1,651
Progress Residential Trust, Series 2021-SFR4, Class F, 3.407% 5/17/2038[1,5]	1,000	882
		6,283
Total mortgage-backed obligations		217,752
Corporate bonds, notes & loans 30.61% Financials 5.99%
Advisor Group Holdings, LLC 6.25% 3/1/2028[5]	1,375	1,240
AerCap Ireland Capital DAC 1.75% 1/30/2026	150	134
AerCap Ireland Capital DAC 3.30% 1/30/2032	1,549	1,284
AerCap Ireland Capital DAC 3.85% 10/29/2041	1,875	1,439
Capital Group Core Plus Income ETF — Page 3 of 18

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[5]	USD675	$680
American Express Co. 2.55% 3/4/2027	35	32
American Express Co. 4.05% 5/3/2029	263	257
American Express Co. 4.42% 8/3/2033 (USD-SOFR + 1.76% on 8/3/2032)[6]	323	309
American International Group, Inc. 5.125% 3/27/2033	311	309
American International Group, Inc. 4.375% 6/30/2050	600	513
Aon Corp. 5.35% 2/28/2033	393	407
Bangkok Bank PCL 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[6]	450	382
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[6]	750	746
Bank of America Corp. 2.972% 2/4/2033 (USD-SOFR + 1.33% on 2/4/2032)[6]	450	379
Bank of America Corp. 4.571% 4/27/2033 (USD-SOFR + 1.83% on 4/27/2032)[6]	650	619
Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[6]	801	793
Bank of Montreal 2.65% 3/8/2027	350	323
Bank of Nova Scotia 2.45% 2/2/2032	125	103
Berkshire Hathaway, Inc. 3.85% 3/15/2052	400	336
Block, Inc. 3.50% 6/1/2031	300	247
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[5,6]	200	180
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[5,6]	225	227
Charles Schwab Corp. 2.45% 3/3/2027	98	88
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[6]	115	97
Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[6]	106	104
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[6]	1,044	1,130
CME Group, Inc. 2.65% 3/15/2032	150	130
Coinbase Global, Inc. 3.625% 10/1/2031[5]	350	196
Compass Diversified Holdings 5.25% 4/15/2029[5]	2,405	2,121
Compass Diversified Holdings 5.00% 1/15/2032[5]	375	304
Corebridge Financial, Inc. 3.85% 4/5/2029[5]	299	273
Corebridge Financial, Inc. 3.90% 4/5/2032[5]	581	504
Corebridge Financial, Inc. 4.35% 4/5/2042[5]	98	81
Corebridge Financial, Inc. 4.40% 4/5/2052[5]	2,097	1,645
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[5,6]	600	567
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[6]	425	422
Deutsche Bank AG 7.079% 2/10/2034 (USD-SOFR + 3.65% on 2/10/2033)[6]	300	278
Discover Financial Services 6.70% 11/29/2032	125	129
Goldman Sachs Group, Inc. 1.757% 1/24/2025 (USD-SOFR + 0.73% on 1/24/2024)[6]	40	39
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[6]	480	413
Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042)[6]	710	549
HSBC Holdings PLC 5.402% 8/11/2033 (USD-SOFR + 2.87% on 8/11/2032)[6]	1,125	1,113
HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[6]	1,400	1,465
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[6]	725	768
ING Groep NV 4.017% 3/28/2028 (USD-SOFR + 1.83% on 3/28/2027)[6]	375	355
ING Groep NV 4.252% 3/28/2033 (USD-SOFR + 2.07% on 3/28/2032)[6]	249	228
Intercontinental Exchange, Inc. 4.35% 6/15/2029	500	494
Intercontinental Exchange, Inc. 4.60% 3/15/2033	328	326
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[5]	500	430
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[6]	338	338
JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)[6]	1,710	1,701
Kasikornbank PCL HK 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[6]	500	440
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[5,6]	200	201
Marsh & McLennan Companies, Inc. 2.375% 12/15/2031	100	83
Capital Group Core Plus Income ETF — Page 4 of 18

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Mastercard, Inc. 2.00% 11/18/2031	USD80	$68
Metropolitan Life Global Funding I 5.15% 3/28/2033[5]	187	189
Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[6]	330	326
Morgan Stanley 4.21% 4/20/2028 (USD-SOFR + 1.61% on 4/20/2027)[6]	471	458
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[6]	175	177
Morgan Stanley 4.889% 7/20/2033 (USD-SOFR + 2.077% on 7/20/2032)[6]	225	221
Morgan Stanley 6.342% 10/18/2033 (USD-SOFR + 2.565% on 10/18/2032)[6]	1,258	1,375
Navient Corp. 6.125% 3/25/2024	82	81
Navient Corp. 5.50% 3/15/2029	500	423
Navient Corp. 5.625% 8/1/2033	1,150	855
New York Life Global Funding 0.85% 1/15/2026[5]	125	113
New York Life Global Funding 4.55% 1/28/2033[5]	268	265
Progressive Corp. 3.00% 3/15/2032	350	313
Royal Bank of Canada 6.00% 11/1/2027	555	579
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[6]	1,640	1,632
Toronto-Dominion Bank 2.00% 9/10/2031	90	72
Wells Fargo & Company 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[6]	469	456
Wells Fargo & Company 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[6]	1,050	1,038
Wells Fargo & Company 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)[6]	30	26
Wells Fargo & Company 4.89% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032)[6]	420	410
Wells Fargo & Company 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[6]	541	481
		37,509
Energy 4.56%
Apache Corp. 5.25% 2/1/2042	450	378
Apache Corp. 5.35% 7/1/2049	965	747
Ascent Resources Utica Holdings, LLC 7.00% 11/1/2026[5]	250	242
BP Capital Markets America, Inc. 2.721% 1/12/2032	590	515
Cheniere Energy Partners, LP 4.00% 3/1/2031	639	569
Cheniere Energy, Inc. 4.625% 10/15/2028	175	166
Chesapeake Energy Corp. 5.875% 2/1/2029[5]	600	572
Chesapeake Energy Corp. 6.75% 4/15/2029[5]	761	756
Chevron Corp. 1.995% 5/11/2027	250	229
CNX Resources Corp. 7.25% 3/14/2027[5]	175	174
CNX Resources Corp. 7.375% 1/15/2031[5]	185	182
ConocoPhillips 3.80% 3/15/2052	410	340
Continental Resources, Inc. 2.875% 4/1/2032[5]	75	58
Crescent Energy Finance, LLC 9.25% 2/15/2028[5]	183	176
Crestwood Midstream Partners, LP 7.375% 2/1/2031[5]	151	151
Ecopetrol SA 4.625% 11/2/2031	10	8
Ecopetrol SA 8.875% 1/13/2033	1,350	1,368
Energy Transfer Partners, LP 6.25% 4/15/2049	1,425	1,414
Enterprise Products Operating, LLC 3.30% 2/15/2053	60	43
EQM Midstream Partners, LP 6.00% 7/1/2025[5]	430	426
EQM Midstream Partners, LP 4.75% 1/15/2031[5]	1,544	1,284
EQT Corp. 3.90% 10/1/2027	75	71
Exxon Mobil Corp. 2.61% 10/15/2030	400	360
Exxon Mobil Corp. 3.452% 4/15/2051	350	279
Genesis Energy, LP 8.00% 1/15/2027	725	718
Harvest Midstream I, LP 7.50% 9/1/2028[5]	75	75
Hilcorp Energy I, LP 6.00% 4/15/2030[5]	135	125
Hilcorp Energy I, LP 6.25% 4/15/2032[5]	625	579
Kinder Morgan, Inc. 5.20% 6/1/2033	253	252
Kinder Morgan, Inc. 3.60% 2/15/2051	1,305	927
Capital Group Core Plus Income ETF — Page 5 of 18

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
MPLX, LP 2.65% 8/15/2030	USD75	$64
MPLX, LP 4.95% 9/1/2032	481	471
MPLX, LP 5.65% 3/1/2053	300	289
MV24 Capital BV 6.748% 6/1/2034	343	316
New Fortress Energy, Inc. 6.50% 9/30/2026[5]	1,180	1,087
NGL Energy Operating, LLC 7.50% 2/1/2026[5]	1,960	1,893
Oasis Petroleum, Inc. 6.375% 6/1/2026[5]	710	704
Occidental Petroleum Corp. 6.125% 1/1/2031	300	312
Occidental Petroleum Corp. 6.60% 3/15/2046	1,775	1,868
ONEOK, Inc. 4.00% 7/13/2027	50	48
ONEOK, Inc. 6.35% 1/15/2031	40	42
ONEOK, Inc. 4.50% 3/15/2050	75	58
ONEOK, Inc. 7.15% 1/15/2051	150	160
Petrobras Global Finance Co. 5.60% 1/3/2031	611	584
Petróleos Mexicanos 6.49% 1/23/2027	1,275	1,157
Petróleos Mexicanos 8.75% 6/2/2029	254	236
Qatar Energy 2.25% 7/12/2031[5]	275	234
Shell International Finance BV 2.75% 4/6/2030	75	68
Shell International Finance BV 3.00% 11/26/2051	2,600	1,877
Southwestern Energy Co. 4.75% 2/1/2032	1,525	1,349
Sunoco, LP 4.50% 4/30/2030	150	136
Transocean, Inc. 8.00% 2/1/2027[5]	130	117
Transocean, Inc. 8.75% 2/15/2030[5]	554	566
Transocean, Inc. 6.80% 3/15/2038	390	270
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[5]	474	478
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[5]	794	698
Weatherford International, Ltd. 6.50% 9/15/2028[5]	100	100
Weatherford International, Ltd. 8.625% 4/30/2030[5]	125	128
Williams Companies, Inc. 2.60% 3/15/2031	55	46
		28,540
Communication services 3.85%
AT&T, Inc. 2.55% 12/1/2033	500	403
AT&T, Inc. 3.50% 9/15/2053	1,785	1,298
CCO Holdings, LLC 4.75% 3/1/2030[5]	450	390
CCO Holdings, LLC 4.75% 2/1/2032[5]	914	769
CCO Holdings, LLC 4.50% 5/1/2032	300	246
CCO Holdings, LLC 4.50% 6/1/2033[5]	355	286
CCO Holdings, LLC 4.25% 1/15/2034[5]	2,990	2,342
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.40% 4/1/2033	210	187
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.25% 4/1/2053	175	142
Charter Communications Operating, LLC 3.70% 4/1/2051	850	545
Charter Communications Operating, LLC 3.90% 6/1/2052	1,950	1,291
Comcast Corp. 1.50% 2/15/2031	110	88
Comcast Corp. 2.80% 1/15/2051	1,260	852
Comcast Corp. 2.887% 11/1/2051	325	222
DISH Network Corp. 11.75% 11/15/2027[5]	500	486
Frontier Communications Corp. 5.00% 5/1/2028[5]	611	531
Gray Escrow II, Inc. 5.375% 11/15/2031[5]	1,025	682
Meta Platforms, Inc. 3.85% 8/15/2032	1,100	1,030
Meta Platforms, Inc. 4.45% 8/15/2052	775	683
Midas OpCo Holdings, LLC 5.625% 8/15/2029[5]	100	88
Netflix, Inc. 4.875% 4/15/2028	1,399	1,393
Netflix, Inc. 5.875% 11/15/2028	150	158
Capital Group Core Plus Income ETF — Page 6 of 18

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Netflix, Inc. 4.875% 6/15/2030[5]	USD990	$987
News Corp. 3.875% 5/15/2029[5]	294	262
News Corp. 5.125% 2/15/2032[5]	976	916
Sirius XM Radio, Inc. 3.875% 9/1/2031[5]	1,032	803
Tencent Holdings, Ltd. 3.24% 6/3/2050[5]	300	197
T-Mobile US, Inc. 3.40% 10/15/2052	925	667
Univision Communications, Inc. 4.50% 5/1/2029[5]	2,250	1,893
Univision Communications, Inc. 7.375% 6/30/2030[5]	700	662
Verizon Communications, Inc. 1.75% 1/20/2031	400	323
Verizon Communications, Inc. 2.55% 3/21/2031	220	188
Verizon Communications, Inc. 3.875% 3/1/2052	1,225	993
VZ Secured Financing BV 5.00% 1/15/2032[5]	200	163
WarnerMedia Holdings, Inc. 4.279% 3/15/2032[5]	600	536
WarnerMedia Holdings, Inc. 5.05% 3/15/2042[5]	440	368
WarnerMedia Holdings, Inc. 5.141% 3/15/2052[5]	1,272	1,032
		24,102
Health care 3.18%
Amgen, Inc. 4.05% 8/18/2029	625	604
Amgen, Inc. 5.25% 3/2/2030	623	637
Amgen, Inc. 4.20% 3/1/2033	715	686
Amgen, Inc. 5.25% 3/2/2033	995	1,023
Amgen, Inc. 4.875% 3/1/2053	275	258
Amgen, Inc. 5.65% 3/2/2053	944	983
Amgen, Inc. 5.75% 3/2/2063	650	675
Anthem, Inc. 4.10% 5/15/2032	423	405
Anthem, Inc. 4.55% 5/15/2052	203	184
Bausch Health Companies, Inc. 6.125% 2/1/2027[5]	75	49
Bausch Health Companies, Inc. 5.25% 2/15/2031[5]	110	43
Baxter International, Inc. 2.539% 2/1/2032	157	128
Baxter International, Inc. 3.132% 12/1/2051	225	146
Centene Corp. 2.45% 7/15/2028	655	570
Centene Corp. 2.625% 8/1/2031	1,605	1,302
Community Health Systems, Inc. 5.25% 5/15/2030[5]	75	59
CVS Health Corp. 1.875% 2/28/2031	50	41
CVS Health Corp. 5.25% 2/21/2033	710	725
Elevance Health, Inc. 4.75% 2/15/2033	261	262
Elevance Health, Inc. 5.125% 2/15/2053	277	276
Eli Lilly and Company 4.875% 2/27/2053	107	111
GE Healthcare Holding, LLC 5.905% 11/22/2032[5]	650	693
GE Healthcare Holding, LLC 6.377% 11/22/2052[5]	125	140
HCA, Inc. 3.625% 3/15/2032[5]	79	70
HCA, Inc. 4.625% 3/15/2052[5]	122	101
Humana, Inc. 3.70% 3/23/2029	152	143
Merck & Co., Inc. 1.70% 6/10/2027	50	45
Molina Healthcare, Inc. 3.875% 5/15/2032[5]	1,515	1,275
Mozart Debt Merger Sub, Inc. 5.25% 10/1/2029[5]	75	65
Owens & Minor, Inc. 6.25% 4/1/2030[5]	1,265	1,087
Roche Holdings, Inc. 2.076% 12/13/2031[5]	200	169
Tenet Healthcare Corp. 4.875% 1/1/2026	300	294
Tenet Healthcare Corp. 6.125% 10/1/2028	150	144
Tenet Healthcare Corp. 4.375% 1/15/2030	625	562
Teva Pharmaceutical Finance Co. BV 3.15% 10/1/2026	2,027	1,836
Teva Pharmaceutical Finance Co. BV 6.75% 3/1/2028	117	117
Capital Group Core Plus Income ETF — Page 7 of 18

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Teva Pharmaceutical Finance Co. BV 5.125% 5/9/2029	USD1,392	$1,262
Teva Pharmaceutical Finance Co. BV 7.875% 9/15/2029	500	524
Teva Pharmaceutical Finance Co. BV 8.125% 9/15/2031	451	474
UnitedHealth Group, Inc. 5.30% 2/15/2030	325	343
UnitedHealth Group, Inc. 4.20% 5/15/2032	230	226
UnitedHealth Group, Inc. 5.35% 2/15/2033	363	386
UnitedHealth Group, Inc. 4.75% 5/15/2052	355	346
UnitedHealth Group, Inc. 5.875% 2/15/2053	200	225
Zoetis, Inc. 5.60% 11/16/2032	200	213
		19,907
Industrials 2.81%
Ashtead Capital, Inc. 5.50% 8/11/2032[5]	773	761
Boeing Company 2.75% 2/1/2026	115	109
Boeing Company 3.625% 2/1/2031	1,992	1,826
Boeing Company 3.60% 5/1/2034	1,380	1,187
Boeing Company 5.805% 5/1/2050	1,430	1,441
Bombardier, Inc. 7.125% 6/15/2026[5]	249	250
Bombardier, Inc. 7.875% 4/15/2027[5]	1,195	1,211
Canadian Pacific Railway, Ltd. 3.10% 12/2/2051	1,300	933
Carrier Global Corp. 2.722% 2/15/2030	100	87
Clean Harbors, Inc. 6.375% 2/1/2031[5]	73	74
CoreLogic, Inc. 4.50% 5/1/2028[5]	300	228
CSX Corp. 2.50% 5/15/2051	975	630
Lockheed Martin Corp. 5.10% 11/15/2027	228	237
Lockheed Martin Corp. 5.70% 11/15/2054	212	242
Maxar Technologies, Inc. 7.75% 6/15/2027[5]	475	497
Mileage Plus Holdings, LLC 6.50% 6/20/2027[5]	51	51
Norfolk Southern Corp. 4.45% 3/1/2033	78	76
Raytheon Technologies Corp. 2.375% 3/15/2032	80	67
Raytheon Technologies Corp. 2.82% 9/1/2051	925	643
Raytheon Technologies Corp. 5.375% 2/27/2053	436	459
Regal Rexnord Corp. 6.30% 2/15/2030[5]	975	983
Regal Rexnord Corp. 6.40% 4/15/2033[5]	800	801
Republic Services, Inc. 5.00% 4/1/2034	1,110	1,132
Ritchie Bros. Holdings, Inc. 6.75% 3/15/2028[5]	244	252
Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[5]	280	294
Sabre GLBL, Inc. 11.25% 12/15/2027[5]	300	280
Spirit AeroSystems, Inc. 9.375% 11/30/2029[5]	683	746
TransDigm, Inc. 4.625% 1/15/2029	400	356
Triumph Group, Inc. 9.00% 3/15/2028[5]	392	393
Union Pacific Corp. 2.80% 2/14/2032	300	264
Union Pacific Corp. 2.95% 3/10/2052	975	696
Union Pacific Corp. 4.95% 5/15/2053	275	279
United Airlines, Inc. 4.625% 4/15/2029[5]	100	91
		17,576
Consumer discretionary 2.15%
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	760	629
Allied Universal Holdco, LLC 4.625% 6/1/2028[5]	1,492	1,264
Amazon.com, Inc. 2.10% 5/12/2031	100	86
Amazon.com, Inc. 3.60% 4/13/2032	600	570
Amazon.com, Inc. 3.95% 4/13/2052	400	355
AutoNation, Inc. 3.85% 3/1/2032	300	256
Capital Group Core Plus Income ETF — Page 8 of 18

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Bayerische Motoren Werke AG 1.95% 8/12/2031[5]	USD50	$41
Bayerische Motoren Werke AG 3.70% 4/1/2032[5]	125	116
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[5]	350	331
Fertitta Entertainment, Inc. 4.625% 1/15/2029[5]	350	308
Fertitta Entertainment, Inc. 6.75% 1/15/2030[5]	425	350
Ford Motor Co. 2.30% 2/10/2025	700	650
Ford Motor Co. 3.25% 2/12/2032	140	110
Ford Motor Credit Company, LLC 5.125% 6/16/2025	483	473
Ford Motor Credit Company, LLC 2.70% 8/10/2026	675	602
Ford Motor Credit Company, LLC 4.95% 5/28/2027	620	592
General Motors Financial Co. 2.35% 2/26/2027	75	67
Hanesbrands, Inc. 9.00% 2/15/2031[5]	144	148
Hanesbrands, Inc., Term Loan B, (1-month USD CME Term SOFR + 3.75%) 8.557% 3/8/2030[4,7]	256	255
Home Depot, Inc. 1.375% 3/15/2031	125	100
Hyundai Capital America 1.65% 9/17/2026[5]	100	89
International Game Technology PLC 5.25% 1/15/2029[5]	200	192
Macy’s Retail Holdings, LLC 5.875% 3/15/2030[5]	50	44
McDonald’s Corp. 4.60% 9/9/2032	180	182
McDonald’s Corp. 5.15% 9/9/2052	2,140	2,179
Party City Holdings, Inc. 8.75% 2/15/2026[5]	461	70
Party City Holdings, Inc., Term Loan DIP, 14.582% 6/18/2023[4,7]	80	83
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[5]	350	312
Royal Caribbean Cruises, Ltd. 3.70% 3/15/2028	900	737
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[5]	296	262
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[5]	500	523
Scientific Games Holdings, LP 6.625% 3/1/2030[5]	875	774
Sonic Automotive, Inc. 4.875% 11/15/2031[5]	529	427
Wynn Resorts Finance, LLC 7.125% 2/15/2031[5]	314	319
		13,496
Utilities 2.04%
AES Panama Generation Holdings SRL 4.375% 5/31/2030[5]	200	172
Alabama Power Co. 3.94% 9/1/2032	525	494
Consumers Energy Co. 3.60% 8/15/2032	315	292
Consumers Energy Co. 4.625% 5/15/2033	625	624
Consumers Energy Co. 3.10% 8/15/2050	255	184
Consumers Energy Co. 3.50% 8/1/2051	80	63
Consumers Energy Co. 2.65% 8/15/2052	700	464
Duke Energy Florida, LLC 5.95% 11/15/2052	125	139
Edison International 6.95% 11/15/2029	150	162
Entergy Louisiana, LLC 4.75% 9/15/2052	200	188
FirstEnergy Corp. 2.65% 3/1/2030	1,055	899
Florida Power & Light Company 5.05% 4/1/2028	550	569
Florida Power & Light Company 5.10% 4/1/2033	550	571
Florida Power & Light Company 2.875% 12/4/2051	150	106
Florida Power & Light Company 5.30% 4/1/2053	160	171
MidAmerican Energy Holdings Co. 2.70% 8/1/2052	50	34
NiSource, Inc. 5.25% 3/30/2028	75	76
Northern States Power Co. 2.60% 6/1/2051	50	33
Northern States Power Co. 4.50% 6/1/2052	350	323
Oncor Electric Delivery Company, LLC 4.55% 9/15/2032	625	622
Oncor Electric Delivery Company, LLC 2.70% 11/15/2051	175	119
Pacific Gas and Electric Co. 3.15% 1/1/2026	40	37
Pacific Gas and Electric Co. 4.65% 8/1/2028	200	188
Capital Group Core Plus Income ETF — Page 9 of 18

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 4.55% 7/1/2030	USD755	$708
Pacific Gas and Electric Co. 3.25% 6/1/2031	200	170
Pacific Gas and Electric Co. 3.50% 8/1/2050	3,875	2,563
PG&E Corp. 5.25% 7/1/2030	806	749
Southern California Edison Co. 2.75% 2/1/2032	915	786
Southern California Edison Co. 3.45% 2/1/2052	1,015	745
Union Electric Co. 3.90% 4/1/2052	275	232
WEC Energy Group, Inc. 5.15% 10/1/2027	175	178
Xcel Energy, Inc. 4.60% 6/1/2032	139	135
		12,796
Materials 1.83%
Anglo American Capital PLC 2.25% 3/17/2028[5]	200	173
Anglo American Capital PLC 4.75% 3/16/2052[5]	200	170
Ball Corp. 6.875% 3/15/2028	640	663
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	456	466
Braskem Idesa SAPI 6.99% 2/20/2032	200	151
Braskem Netherlands Finance BV 7.75% 2/13/2033[5]	475	457
Celanese US Holdings, LLC 6.379% 7/15/2032	125	127
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[5]	300	273
Dow Chemical Co. 3.60% 11/15/2050	40	30
First Quantum Minerals, Ltd. 6.875% 10/15/2027[5]	1,250	1,206
FXI Holdings, Inc. 12.25% 11/15/2026[5]	1,100	979
International Flavors & Fragrances, Inc. 2.30% 11/1/2030[5]	230	185
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[5]	1,475	1,005
LABL, Inc. 5.875% 11/1/2028[5]	75	67
LABL, Inc. 9.50% 11/1/2028[5]	328	331
LSB Industries, Inc. 6.25% 10/15/2028[5]	100	89
Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026[5]	696	697
Nova Chemicals Corp. 4.25% 5/15/2029[5]	1,360	1,113
Nutrien, Ltd. 5.80% 3/27/2053	185	191
OCI NV 6.70% 3/16/2033[5]	699	698
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[5]	742	662
Sealed Air Corp. 6.125% 2/1/2028[5]	247	250
Sherwin-Williams Company 2.90% 3/15/2052	1,985	1,279
South32 Treasury, Ltd. 4.35% 4/14/2032[5]	209	187
		11,449
Information technology 1.57%
Analog Devices, Inc. 1.70% 10/1/2028	25	22
Analog Devices, Inc. 2.95% 10/1/2051	733	538
Apple, Inc. 2.70% 8/5/2051	610	430
Broadcom, Inc. 4.00% 4/15/2029[5]	46	43
Broadcom, Inc. 4.15% 4/15/2032[5]	908	828
Broadcom, Inc. 2.60% 2/15/2033[5]	200	157
Broadcom, Inc. 3.469% 4/15/2034[5]	587	483
Broadcom, Inc. 3.137% 11/15/2035[5]	331	255
Broadcom, Inc. 3.187% 11/15/2036[5]	450	341
Broadcom, Inc. 4.926% 5/15/2037[5]	1,301	1,184
Entegris Escrow Corp. 4.75% 4/15/2029[5]	445	421
Intel Corp. 5.20% 2/10/2033	711	725
Intel Corp. 5.70% 2/10/2053	1,075	1,098
Oracle Corp. 5.55% 2/6/2053	550	524
salesforce.com, inc. 2.90% 7/15/2051	1,810	1,286
Capital Group Core Plus Income ETF — Page 10 of 18

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
ServiceNow, Inc. 1.40% 9/1/2030	USD100	$81
SK hynix, Inc. 6.375% 1/17/2028[5]	200	201
SK hynix, Inc. 6.50% 1/17/2033	590	586
SK hynix, Inc. 6.50% 1/17/2033[5]	210	209
Tibco Software, Inc., Term Loan A, (3-month USD CME Term SOFR + 4.50%) 9.498% 9/29/2028[4,7]	500	454
		9,866
Consumer staples 1.52%
7-Eleven, Inc. 1.80% 2/10/2031[5]	725	575
Altria Group, Inc. 3.40% 5/6/2030	100	89
Altria Group, Inc. 3.70% 2/4/2051	890	602
Anheuser-Busch InBev NV 4.50% 6/1/2050	1,495	1,402
B&G Foods, Inc. 5.25% 9/15/2027	400	343
British American Tobacco PLC 2.259% 3/25/2028	100	86
British American Tobacco PLC 4.742% 3/16/2032	250	232
British American Tobacco PLC 4.758% 9/6/2049	1,162	893
British American Tobacco PLC 3.984% 9/25/2050	925	637
British American Tobacco PLC 5.65% 3/16/2052	929	817
Constellation Brands, Inc. 4.35% 5/9/2027	326	322
Constellation Brands, Inc. 4.75% 5/9/2032	173	171
Keurig Dr Pepper, Inc. 3.20% 5/1/2030	40	37
Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[5]	250	229
PepsiCo, Inc. 1.95% 10/21/2031	50	42
Philip Morris International, Inc. 5.625% 11/17/2029	335	350
Philip Morris International, Inc. 5.75% 11/7/2032	600	630
Post Holdings, Inc. 4.625% 4/15/2030[5]	450	404
Post Holdings, Inc. 4.50% 9/15/2031[5]	1,136	1,001
Target Corp. 4.80% 1/15/2053	600	590
TreeHouse Foods, Inc. 4.00% 9/1/2028	50	44
		9,496
Real estate 1.11%
Crown Castle, Inc. 5.00% 1/11/2028	495	499
Equinix, Inc. 2.15% 7/15/2030	350	286
Equinix, Inc. 2.50% 5/15/2031	400	330
Equinix, Inc. 3.40% 2/15/2052	650	457
Extra Space Storage, LP 5.70% 4/1/2028	128	129
Howard Hughes Corp. 4.375% 2/1/2031[5]	575	464
Iron Mountain, Inc. 4.50% 2/15/2031[5]	900	774
Kennedy-Wilson Holdings, Inc. 4.75% 3/1/2029	725	577
Kennedy-Wilson Holdings, Inc. 4.75% 2/1/2030	975	721
Kennedy-Wilson Holdings, Inc. 5.00% 3/1/2031	1,000	735
Sun Communities Operating, LP 2.70% 7/15/2031	40	32
Sun Communities Operating, LP 4.20% 4/15/2032	649	581
VICI Properties, LP 3.875% 2/15/2029[5]	75	67
VICI Properties, LP 4.125% 8/15/2030[5]	250	221
VICI Properties, LP 5.125% 5/15/2032	1,150	1,084
		6,957
Total corporate bonds, notes & loans		191,694
Capital Group Core Plus Income ETF — Page 11 of 18

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes 25.69% U.S. Treasury 22.88%	Principal amount (000)	Value (000)
U.S. Treasury 4.25% 12/31/2024	USD2,250	$2,252
U.S. Treasury 4.125% 1/31/2025	5,500	5,499
U.S. Treasury 4.625% 2/28/2025	5,800	5,857
U.S. Treasury 3.875% 3/31/2025	5,350	5,334
U.S. Treasury 4.25% 10/15/2025	8,150	8,215
U.S. Treasury 4.50% 11/15/2025	850	863
U.S. Treasury 4.00% 12/15/2025	29,550	29,670
U.S. Treasury 3.875% 2/15/2026	13,400	13,457
U.S. Treasury 4.625% 3/15/2026	5,400	5,523
U.S. Treasury 4.125% 9/30/2027	3,375	3,440
U.S. Treasury 4.125% 10/31/2027	5,690	5,801
U.S. Treasury 3.875% 11/30/2027	700	707
U.S. Treasury 3.50% 1/31/2028	9,754	9,705
U.S. Treasury 4.00% 2/29/2028	11,724	11,936
U.S. Treasury 3.625% 3/31/2028	560	560
U.S. Treasury 2.75% 8/15/2032	6,138	5,776
U.S. Treasury 4.125% 11/5/2032	2,000	2,102
U.S. Treasury 3.50% 2/15/2033	10,455	10,471
U.S. Treasury 4.00% 11/15/2042[8]	12,780	13,129
U.S. Treasury 3.875% 2/15/2043	1,000	1,009
U.S. Treasury 4.00% 11/15/2052	1,853	1,967
		143,273
U.S. Treasury inflation-protected securities 2.81%
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[9]	17,265	17,607
Total U.S. Treasury bonds & notes		160,880
Asset-backed obligations 6.30%
AGL CLO, Ltd., Series 2022-18A, Class B, (3-month USD CME Term SOFR + 2.00%) 6.653% 4/21/2031[1,4,5]	1,500	1,486
ALM Loan Funding, Series 2020-1A, Class A2, (3-month USD-LIBOR + 1.85%) 6.642% 10/15/2029[1,4,5]	500	493
American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86% 10/13/2028[1,5]	701	690
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class C, 7.24% 6/20/2029[1,5]	890	889
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class B, 7.09% 4/20/2027[1,5]	2,394	2,471
Avis Budget Rental Car Funding (AESOP), LLC, LLC, Series 2023-4A, Class B, 6.32% 6/20/2029[1,5]	2,369	2,367
Brex Commercial Charge Card Master Trust, Series 2022-1, Class A, 4.63% 7/15/2025[1,5]	1,000	976
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[1,5]	487	441
CFG Investments, Ltd., Series 2021-1, Class B, 5.82% 5/20/2032[1,5]	750	720
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 6/15/2026[1,5]	373	368
CPS Auto Receivables Trust, Series 2022-B, Class D, 5.19% 8/15/2028[1,5]	1,250	1,213
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class C, 5.70% 10/15/2032[1,5]	1,000	974
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class D, 6.63% 12/15/2032[1,5]	1,000	967
Exeter Automobile Receivables Trust, Series 2022-2A, Class A3, 2.80% 11/17/2025[1]	249	247
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[1]	26	25
Exeter Automobile Receivables Trust, Series 2022-2A, Class E, 6.34% 10/15/2029[1,5]	1,443	1,197
Hertz Vehicle Financing III, LLC, Series 2023-1, Class C, 6.91% 6/25/2027[1,5]	2,200	2,198
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028[1,5]	300	258
Hertz Vehicle Financing III, LLC, Series 2023-2, Class C, 7.13% 9/25/2029[1,5]	2,167	2,189
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[1,5]	1,368	1,372
Mission Lane Credit Card Master Trust, Series 2022-B, Class B, 10.42% 1/15/2028[1,10,11]	465	465
Mission Lane Credit Card Master Trust, Series 2022-B, Class D, 14.45% 1/15/2028[1,10,11]	3,500	3,517
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[1,5]	1,101	1,081
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 11/25/2030[1,5]	337	320
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[1]	796	825
SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86% 1/15/2053[1,5]	3,930	3,604
Capital Group Core Plus Income ETF — Page 12 of 18

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
SMB Private Education Loan Trust, Series 2021-A, Class D2, 3.86% 1/15/2053[1,5]	USD2,000	$1,834
SMB Private Education Loan Trust, Series 2023-A, Class B, 5.88% 1/15/2053[1,5]	2,490	2,528
SMB Private Education Loan Trust, Series 2022-A, Class D, 4.75% 11/16/2054[1,5]	208	192
SMB Private Education Loan Trust, Series 2022-D, Class D, 7.23% 10/15/2058[1,5]	2,000	2,001
Westlake Automobile Receivables Trust, Series 2022-2A, Class D, 5.48% 9/15/2027[1,5]	1,562	1,529
		39,437
Bonds & notes of governments & government agencies outside the U.S. 1.50%
Abu Dhabi (Emirate of) 1.70% 3/2/2031[5]	300	253
Angola (Republic of) 8.75% 4/14/2032[5]	800	678
Argentine Republic 0.50% 7/9/2030 (0.75% on 7/9/2023)[6]	1,100	321
Chile (Republic of) 2.45% 1/31/2031	400	346
Chile (Republic of) 4.34% 3/7/2042	200	177
Colombia (Republic of) 8.00% 4/20/2033	280	287
Colombia (Republic of) 7.50% 2/2/2034	895	882
Dominican Republic 4.50% 1/30/2030[5]	500	437
Dominican Republic 7.05% 2/3/2031[5]	630	641
Egypt (Arab Republic of) 8.75% 9/30/2051	2,239	1,315
Export-Import Bank of India 2.25% 1/13/2031[5]	250	201
Mongolia (State of) 4.45% 7/7/2031	500	373
Oman (Sultanate of) 7.00% 1/25/2051[5]	300	293
Panama (Republic of) 2.252% 9/29/2032	1,200	923
Panama (Republic of) 6.853% 3/28/2054	320	329
South Africa (Republic of) 5.875% 4/20/2032	1,003	914
United Mexican States 4.50% 4/22/2029	450	440
United Mexican States 4.875% 5/19/2033	620	594
		9,404
Total bonds, notes & other debt instruments (cost: $620,721,000)		619,167
Short-term securities 10.39% Money market investments 10.39%	Shares
Capital Group Central Cash Fund 4.86%[12,13]	650,899	65,090
Total short-term securities (cost: $65,079,000)		65,090
Total investment securities 109.27% (cost: $685,800,000)		684,257
Other assets less liabilities (9.27)%		(58,056)
Net assets 100.00%		$626,201
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2023 (000)
2 Year U.S. Treasury Note Futures	Long	1,286	June 2023	USD265,499	$3,083
5 Year U.S. Treasury Note Futures	Long	119	June 2023	13,031	230
10 Year U.S. Treasury Note Futures	Long	291	June 2023	33,442	865
10 Year Ultra U.S. Treasury Note Futures	Short	436	June 2023	(52,817)	(1,717)
Capital Group Core Plus Income ETF — Page 13 of 18

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Futures contracts  (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2023 (000)
30 Year U.S. Treasury Bond Futures	Long	62	June 2023	USD8,132	$166
30 Year Ultra U.S. Treasury Bond Futures	Long	41	June 2023	5,786	109
					$2,736
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive			Pay			Expiration date	Notional amount (000)	Value at 3/31/2023 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 3/31/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	2.121%	Annual	3/28/2024	USD5,700	$144		$—	$144
SOFR	Annual	3.6835%	Annual	2/14/2028	USD30,000	(375)		—	(375)
SOFR	Annual	3.1585%	Annual	1/18/2033	USD43,000	236		—	236
SOFR	Annual	3.649%	Annual	3/2/2033	USD9,000	(341)		—	(341)
						$(336)		$—	$(336)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 3/31/2023 (000)	Upfront premium paid (000)	Unrealized appreciation at 3/31/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
12.54%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2026	BRL19,454	$54	$—	$54
Investments in affiliates13

	Value of affiliate at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 3/31/2023 (000)	Dividend income (000)
Short-term securities 10.39%
Money market investments 10.39%
Capital Group Central Cash Fund 4.86%[12]	$49,881	$101,219	$86,020	$2	$8	$65,090	$759
Capital Group Core Plus Income ETF — Page 14 of 18

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Restricted securities1

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Mission Lane Credit Card Master Trust, Series 2022-B, Class D, 14.45% 1/15/2028[1,10]	12/6/2022	$3,500	$3,517.57%
Mission Lane Credit Card Master Trust, Series 2022-B, Class B, 10.42% 1/15/2028[1,10]	12/6/2022	465	465.08
		$3,965	$3,982.65%
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]	Purchased on a TBA basis.
[4]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[5]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $126,294,000, which represented 20.17% of the net assets of the fund.
[6]	Step bond; coupon rate may change at a later date.
[7]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $792,000, which represented 0.12% of the net assets of the fund.
[8]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $6,833,000, which represented 1.09% of the net assets of the fund.
[9]	Index-linked bond whose principal amount moves with a government price index.
[10]	Value determined using significant unobservable inputs.
[11]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $3,982,000, which represented 0.65% of the net assets of the fund.
[12]	Rate represents the seven-day yield at March 31, 2023.
[13]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Capital Group Core Plus Income ETF — Page 15 of 18

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Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $405,037,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. As of March 31, 2023, the fund did not have any credit default swaps. The average month-end notional amount of interest rate swaps and credit default swaps while held was $94,154,000 and $10,400,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Capital Group Core Plus Income ETF — Page 16 of 18

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Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2023 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$217,752	$—	$217,752
Corporate bonds, notes & loans	—	191,694	—	191,694
U.S. Treasury bonds & notes	—	160,880	—	160,880
Asset-backed obligations	—	35,455	3,982	39,437
Bonds & notes of governments & government agencies outside the U.S.	—	9,404	—	9,404
Short-term securities	65,090	—	—	65,090
Total	$65,090	$615,185	$3,982	$684,257
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$4,453	$—	$—	$4,453
Unrealized appreciation on centrally cleared interest rate swaps	—	380	—	380
Unrealized appreciation on bilateral interest rate swaps	—	54	—	54
Liabilities:
Unrealized depreciation on futures contracts	(1,717)	—	—	(1,717)
Unrealized depreciation on centrally cleared interest rate swaps	—	(716)	—	(716)
Total	$2,736	$(282)	$—	$2,454
*	Futures contracts and interest rate swaps are not included in the investment portfolio.
Key to abbreviations
Assn. = Association
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CLO = Collateralized Loan Obligations
CME = CME Group

DAC = Designated Activity Company
LIBOR = London Interbank Offered Rate
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD = U.S. dollars

Capital Group Core Plus Income ETF — Page 17 of 18

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Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing.
You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
ETGEFP1-306-0523O-S89731	Capital Group Core Plus Income ETF — Page 18 of 18